Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts Receivable
	December 31,	December 31,
	2021	2020
Trade receivables	$806,460	$804,059
Other receivables	35,107	161,489
	841,567	965,548
Allowance for doubtful accounts	-	-
Net accounts receivable	841,567	965,548